CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended		2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2021	Jun. 30, 2021	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Oct. 31, 2019
Short-Term Debt [Line Items]
Debt instrument maturity date description					mature on various dates from July 9, 2022 to December 17, 2022
Interest expense debt					$ 400,000	$ 400,000		$ 500,000
Amortization of debt discounts						558,690		$ 46,165
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate					4.95%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate					5.40%
Convertible Promissory Note-1 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 1,040,000.00
Debt conversion, converted instrument, shares issued			454,097
Debt instrument convertible conversion price			$ 2.4
Convertible notes payable				$ 0		0
Debt issuance cost				0		0
Warrant issued to purchase shares										26,667
Warrant exercise price										$ 9
Interest expense debt						160,216
Contractual obligation				$ 37,000		37,000
Amortization of debt discounts						124,000
Convertible Promissory Note-2 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 1,480,000
Debt conversion, converted instrument, shares issued				612,748
Convertible notes payable				$ 0		0
Debt issuance cost				0		0
Warrant issued to purchase shares									53,334
Warrant exercise price									$ 9
Interest expense debt						244,871
Contractual obligation				$ 46,000		46,000
Amortization of debt discounts						$ 199,000
Convertible Promissory Note-2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price				$ 2.42		$ 2.42
Convertible Promissory Note-2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price				$ 2.57		$ 2.57
Convertible Promissory Note-3 [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 1,480,000
Debt conversion, converted instrument, shares issued		298,716
Debt instrument convertible conversion price		$ 2.565
Debt conversion, converted instrument, amount		$ 740,000
Convertible notes payable				$ 1,180,908	$ 0	$ 1,180,908
Unamortized debt discount				299,695	0	299,695
Warrant issued to purchase shares							53,334
Warrant exercise price							$ 9
Debt conversion, converted instrument, accrued interest		$ 26,208
Repayment of convertible notes payable	$ 777,000
Interest expense debt					354,000	119,648
Contractual obligation				19,000	55,000	19,000
Amortization of debt discounts					$ 299,000	$ 101,000
Convertible Promissory Note-3 [Member] | Principal Amount [Member]
Short-Term Debt [Line Items]
Repayment of convertible notes payable	740,000
Convertible Promissory Note-3 [Member] | Accrued Interest [Member]
Short-Term Debt [Line Items]
Repayment of convertible notes payable	$ 37,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description							All three Notes mature in 12 months from the issue dates of the Notes
Debt instrument interest rate							5.00%
Convertible Promissory Note-1 and Note-2 [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, amount				$ 2,600,000